RESTRUCTURING EXPENSE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
RESTRUCTURING EXPENSE

NOTE 15. RESTRUCTURING EXPENSE

In May 2012, the Company began implementing a new restructuring plan designed to build upon the restructuring plan initiated in the third quarter of 2011, to further increase efficiencies across the organization and lower its overall cost structure. This restructuring plan included a significant reduction in full time headcount in Mexico resulting from the Company’s continued shift of its manufacturing and production processes to the Company’s contract manufacturer in Mexico. The Company also replaced ten members of management in the United States, following the completion of the Series H and I Preferred Offering in May 2012.

On September 24, 2012, the Company’s board of directors committed to the Mexico Closing. As of September 30, 2013, the Mexico Closing is substantially complete. The Mexico Closing was expected to result in the termination of approximately 520 employees, of which all but 1 were terminated by September 30, 2013. As of September 30, 2012, the Company had accrued expenses and charges related to the Mexico Closing of $1.7 million in severance and $1.7 million in non-cash asset impairment. The restructuring charges are included in the line item restructuring expenses in the consolidated statements of operations and comprehensive loss. For the three and nine months ended September 30, 2013, the Company recorded $55,000 and $184,000, respectively, in restructuring expense in the condensed consolidated statements of operations and comprehensive loss for each period, of which $99,000 was related to termination of the lease on the Mexico manufacturing facility. For the three and nine months ended September 30, 2012, the Company incurred $2.2 million and $4.1 million, respectively, of costs as a result of severance and termination benefits.

In addition to the charges noted above, the Company expects to incur certain other charges in connection with the Mexico Closing. While the total estimate of these costs is not yet final, the Company currently expects to incur approximately $400,000 in expense with most of these remaining costs being incurred or accrued during the year ending December 31, 2013.

As of September 30, 2013, the accrued liability associated with the restructuring charges consisted of the following:

	Workforce Reduction	Excess Facilities	Total
Accrued liability as of December 31, 2012	$1,620,956	$—	$1,620,956
Charges	—	99,004	99,004
Payments	(1,451,450)	(99,004)	(1,550,454)

Accrued liability as of September 30, 2013	$169,506	$—	$169,506

The remaining restructuring expense accrual that had not been paid as of September 30, 2013 of $170,000 is expected to be paid by December 31, 2013.

NOTE 16: RESTRUCTURING EXPENSES

In May 2012, the Company began implementing a new restructuring plan designed to build upon the restructuring plan initiated in the third quarter of 2011, to further increase efficiencies across the organization and lower its overall cost structure. This restructuring plan included a significant reduction in full time headcount in Mexico resulting from the Company’s continued shift of its manufacturing and production processes to the Company’s contract manufacturer in Mexico. The Company also replaced ten members of management in the United States, following the completion of the Series H and I Preferred Offering in May 2012.

On September 24, 2012, the Company’s Board of Directors committed to the Mexico Closing. The Company expects that the Mexico Closing will be substantially completed by July 2013 and will include the termination of employment of approximately 520 employees. As of December 31, 2012, the Company had incurred expenses and charges related to the Mexico Closing of $1.7 million in severance and $1.7 million in non-cash asset impairment. The restructuring charges are included in the line item restructuring expenses in the consolidated statements of operations and comprehensive loss.

In September 2011, the Company began implementing a restructuring plan designed to further increase efficiencies across the organization and lower the overall cost structure. This restructuring plan included a reduction in full time headcount in the United States, which was completed in October 2011. For the year ended December 31, 2011, the Company incurred $522,000 of costs as a result of severance and termination benefits and a write-down of tooling, production and test equipment of $76,000. In addition, the restructuring plan included recording an inventory valuation allowance of $19.2 million and a provision for losses on purchase commitments of $8.5 million for the year ended December 31, 2011, which are included in cost of goods sold.

In August 2010, the Company announced restructuring plans to increase efficiencies across the organization and lower the overall cost structure. These plans included the consolidation of the Company’s research and development and product development operations, including its California operations to the Company’s headquarters in Satellite Beach, Florida and the restructuring of the European operations from a development and manufacturing business to a sales and marketing business. These restructuring plans included a reduction in full time headcount in the United States and Europe, which was partially completed by December 2010 and was completed in the first quarter of 2011. For the year ended December 31, 2010, the Company incurred $1.7 million of severance and termination benefits and rent costs as a result of the closing of the California offices and a reduction in workforce and relocation to smaller offices in The Netherlands. These expenses were partially offset by the $601,000 gain on the exit of LEDS Japan, the Company’s Japanese operation.

A summary of the restructuring and other costs recognized for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Workforce	Excess	Other
	Reduction	Facilities	Exit Costs	Total
Amounts expected to be incurred	$5,641,100	$356,154	$3,436,260	$9,433,514
Amounts incurred in:
2010	961,437	356,154	385,243	1,702,834
2011	521,632	—	76,405	598,037
2012	4,158,032	—	2,054,904	6,212,936

Cumulative amount incurred as of December 31, 2012	$5,641,100	$356,154	$2,516,552	$8,513,936

The expenses for the year ended December 31, 2010 were partially offset by the $601,000 gain on the exit of LEDS Japan, the Company’s Japanese operation.

As of December 31, 2012 and 2011, the accrued liability associated with the restructuring and other related charges consisted of the following:

	Workforce	Excess
	Reduction	Facilities	Total
Accrued liability as of December 31, 2010	$163,777	$467,307	$631,084
Charges	521,632	—	521,632
Payments	(317,241)	(292,468)	(609,709)

Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007
Charges	4,158,032	—	4,158,032
Payments	(2,905,244)	(174,839)	(3,080,083)

Accrued liability as of December 31, 2012	$1,620,956	$—	$1,620,956

The remaining accrual as of December 31, 2012, of $1.6 million is expected to be paid during the year ending December 31, 2013.

The restructuring and other related charges are included in the line item restructuring expenses in the consolidated statement of operations.